Note 26 - Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Abstract
Disclosure of Other Liabilities

26. Other liabilities

	December 31, 2018	December 31, 2017	January 1, 2017
Short term personnel benefits	2,538,893	2,564,617	2,499,411
Long term personnel benefits	180,757	202,849	201,280
Other collections and withholdings	2,015,263	2,221,732	2,434,966
Social security payable	68,967	29,596	27,537
Advance collections	1,653,586	1,222,284	1,746,037
Miscellaneous creditors	3,440,929	3,710,324	2,377,927
For contract liabilities	189,140	313,042	291,403
Other taxes payable	777,085	702,849	642,971
Termination benefits payable	62,135	71,125	78,054
Other	29,395	46,591	75,995
TOTAL	10,956,150	11,085,009	10,375,581